INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license, trademark and others	44,399	7,604
Intangible assets with finite lives:
Patents and trademark	131,480	132,697
Less: accumulated amortization	54,603	72,264
Intangible assets, net	123,300	70,061